Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Borrowings
Balance at the beginning of the year, Beginning	$ 1,793,696	$ 1,531,498
Borrowings	1,195,599	1,163,462
Payment of borrowings	831,146	780,534
Collection / (Payment) of short term loans, net	13,904	(14,959)
Incorporation by business combination (i)	200	8,873
Interests paid	132,215	127,346
Accrued interests	152,582	113,995
Currency translation adjustment and exchange differences, net	(128,153)	136,503
Inflation adjustment	(49,411)	(236,884)
Reclassifications and other movements	(7,731)	(912)
Balance at the end of the year, Ending	$ 2,022,787	$ 1,793,696